Current liabilities - payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Current liabilities - payables [Abstract]
Trade payables	$ 962	$ 2,066
Accrued expenses	724	342
Payables	$ 1,686	$ 2,408
Minimum [member]
Current liabilities - payables [Abstract]
Current liability term period	30 days
Maximum [member]
Current liabilities - payables [Abstract]
Current liability term period	60 days